Results of Operations - Calculation of Earnings (Loss) Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Earnings per share [abstract]
Loss of the year attributable to Equity Holders	€ (14,056)	€ (11,658)	€ (14,854)
Weighted average number of shares outstanding	22,593,956		14,587,330
Earnings per share (non-fully diluted) in €	€ (0.62)		€ (1.02)
Outstanding warrants	2,269,448		1,899,090